Equity - Issued Capital (Details) - USD ($)	Apr. 30, 2024	Jan. 30, 2024	Aug. 25, 2022
Equity - Issued Capital [Line Items]
Issuance shares		486,871	275
Offering price per share (in Dollars per share)		$ 1.55
Offering price (in Dollars)		$ 1.5499
Total consideration amount (in Dollars)		$ 2,949,857
ADS [Member]
Equity - Issued Capital [Line Items]
Issuance shares		486,871	3,220,338
Offering price per share (in Dollars per share)		$ 1.55
Pre-funded warrants		1,416,354
Total consideration amount (in Dollars)	$ 52		$ 13,299,996
Exercisable remaining per warrant (in Dollars per share)		$ 0.0001
Shares exercised	520,078
Shares exercised cashless basis	519,656
Pre Funded Warrants [Member]
Equity - Issued Capital [Line Items]
Shares exercised	520,078
Shares exercised cashless basis	520,078
Share Capital [Member] | ADS [Member]
Equity - Issued Capital [Line Items]
Total consideration amount (in Dollars)	$ 52	$ 2,949,857